Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 9,746,000	$ 9,285,000
Operating loss carryforwards expiration	The net operating loss carry forwards, if not utilized, will begin to expire in 2025.	The net operating loss carry forwards, if not utilized, will begin to expire in 2025